Allowance for Loan Losses - Allowance for Credit Losses and Recorded Investments in Loans (Detail) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) SecurityLoan	Dec. 31, 2016 USD ($) SecurityLoan	Dec. 31, 2015 USD ($) SecurityLoan
Allowance for Loan Losses
Beginning balance				$ 1,433				$ 1,564	$ 1,433	$ 1,564	$ 2,033
Provisions for losses	$ 109	$ 105	$ 105	107	$ 102	$ 106	$ 110	111	426	429	581
Net charge-offs remaining											(726)
Net adjustment resulting from the change in the charge-off rate											(330)
Total net charge-offs									(499)	(570)	(1,056)
Reclassification of interest reserve									7	10	11
Loan sales											(5)
Ending balance	1,367				1,433				1,367	1,433	1,564
Allowance Ending Balance:
Ending balance: individually evaluated for impairment - TDR	1,180				1,201				1,180	1,201	1,221
Ending balance: collectively evaluated for impairment					232					232	343
Collectively evaluated for impairment:
Excluding Purchased Non-Credit Impaired Loans acquired at a discount and Purchased Credit Impaired Loans	187								187
Ending balance	1,367				1,433				1,367	1,433	1,564
Loans Ending Balance:
Ending balance: individually evaluated for impairment - TDR	10,951				11,197				10,951	11,197	11,002
Collectively evaluated for impairment:
Excluding Purchased Non-Credit Impaired Loans acquired at a discount and Purchased Credit Impaired Loans	89,761								89,761
Purchased Non-Credit Impaired Loans acquired at a discount	5,847								5,847
Purchased Credit Impaired Loans	248								248
Collectively evaluated for impairment					101,033					101,033	112,873
Ending total loans	106,807				112,230				106,807	112,230	123,875
Ending balance	1,367				1,433				1,367	1,433	1,564
FFELP Loans [Member]
Allowance for Loan Losses
Beginning balance				67				78	67	78	93
Provisions for losses									42	43	46
Net charge-offs remaining											(61)
Total net charge-offs									(49)	(54)	(61)
Ending balance	60				67				60	67	78
Allowance Ending Balance:
Ending balance: collectively evaluated for impairment					67					67	78
Collectively evaluated for impairment:
Excluding Purchased Non-Credit Impaired Loans acquired at a discount and Purchased Credit Impaired Loans	60								60
Ending balance	60				67				60	67	78
Collectively evaluated for impairment:
Excluding Purchased Non-Credit Impaired Loans acquired at a discount and Purchased Credit Impaired Loans	77,860								77,860
Purchased Non-Credit Impaired Loans acquired at a discount	3,237								3,237
Collectively evaluated for impairment					86,918					86,918	95,393
Ending total loans	81,097				86,918				$ 81,097	$ 86,918	$ 95,393
Net charge-offs as a percentage of average loans in repayment, excluding the net adjustment resulting from the change in the charge-off rate (annualized)											0.08%
Allowance coverage of net charge-offs, excluding the net adjustment resulting from the change in the charge-off rate (annualized) | SecurityLoan											1.3
Charge-offs as a percentage of average loans in repayment									0.07%	0.07%
Allowance coverage of charge-offs | SecurityLoan									1.2	1.2
Allowance as a percentage of the ending total loan balance									0.07%	0.08%	0.08%
Allowance as a percentage of the ending loans in repayment									0.09%	0.09%	0.11%
Average loans in repayment									$ 68,318	$ 72,714	$ 75,925
Ending loans in repayment	67,853				70,557				67,853	70,557	73,838
Ending balance	60				67				60	67	78
Private Education Loans [Member]
Allowance for Loan Losses
Beginning balance				1,351				1,471	1,351	1,471	1,916
Provisions for losses									382	383	538
Net charge-offs remaining											(659)
Net adjustment resulting from the change in the charge-off rate											(330)
Total net charge-offs									(443)	(513)	(989)
Reclassification of interest reserve									7	10	11
Loan sales											(5)
Ending balance	1,297				1,351				1,297	1,351	1,471
Allowance Ending Balance:
Ending balance: individually evaluated for impairment - TDR	1,171				1,190				1,171	1,190	1,209
Ending balance: collectively evaluated for impairment					161					161	262
Collectively evaluated for impairment:
Excluding Purchased Non-Credit Impaired Loans acquired at a discount and Purchased Credit Impaired Loans	126								126
Ending balance	1,297				1,351				1,297	1,351	1,471
Loans Ending Balance:
Ending balance: individually evaluated for impairment - TDR	10,921				11,165				10,921	11,165	10,965
Collectively evaluated for impairment:
Excluding Purchased Non-Credit Impaired Loans acquired at a discount and Purchased Credit Impaired Loans	11,861								11,861
Purchased Non-Credit Impaired Loans acquired at a discount	2,610								2,610
Purchased Credit Impaired Loans	248								248
Collectively evaluated for impairment					13,983					13,983	17,431
Ending total loans	25,640				25,148				$ 25,640	$ 25,148	$ 28,396
Net charge-offs as a percentage of average loans in repayment, excluding the net adjustment resulting from the change in the charge-off rate (annualized)											2.55%
Net adjustment resulting from the change in the charge-off rate as a percentage of average loans in repayment (annualized)											1.28%
Allowance coverage of net charge-offs, excluding the net adjustment resulting from the change in the charge-off rate (annualized) | SecurityLoan											2.2
Charge-offs as a percentage of average loans in repayment									1.98%	2.20%
Allowance coverage of charge-offs | SecurityLoan									2.9	2.6
Allowance as a percentage of the ending total loan balance									5.06%	5.37%	5.18%
Allowance as a percentage of the ending loans in repayment									5.66%	6.10%	6.00%
Average loans in repayment									$ 22,342	$ 23,275	$ 25,802
Ending loans in repayment	22,924				22,150				22,924	22,150	24,502
Ending balance	1,297				1,351				1,297	1,351	1,471
Other Loans [Member]
Allowance for Loan Losses
Beginning balance				$ 15				$ 15	15	15	24
Provisions for losses									2	3	(3)
Net charge-offs remaining											(6)
Total net charge-offs									(7)	(3)	(6)
Ending balance	10				15				10	15	15
Allowance Ending Balance:
Ending balance: individually evaluated for impairment - TDR	9				11				9	11	12
Ending balance: collectively evaluated for impairment					4					4	3
Collectively evaluated for impairment:
Excluding Purchased Non-Credit Impaired Loans acquired at a discount and Purchased Credit Impaired Loans	1								1
Ending balance	10				15				10	15	15
Loans Ending Balance:
Ending balance: individually evaluated for impairment - TDR	30				32				30	32	37
Collectively evaluated for impairment:
Excluding Purchased Non-Credit Impaired Loans acquired at a discount and Purchased Credit Impaired Loans	40								40
Collectively evaluated for impairment					132					132	49
Ending total loans	70				164				$ 70	$ 164	$ 86
Net charge-offs as a percentage of average loans in repayment, excluding the net adjustment resulting from the change in the charge-off rate (annualized)											6.17%
Allowance coverage of net charge-offs, excluding the net adjustment resulting from the change in the charge-off rate (annualized) | SecurityLoan											2.5
Charge-offs as a percentage of average loans in repayment									5.39%	2.10%
Allowance coverage of charge-offs | SecurityLoan									1.5	7.0
Allowance as a percentage of the ending total loan balance									14.32%	9.35%	17.28%
Allowance as a percentage of the ending loans in repayment									14.32%	9.35%	17.28%
Average loans in repayment									$ 130	$ 104	$ 97
Ending loans in repayment	70				164				70	164	86
Ending balance	$ 10				$ 15				$ 10	$ 15	$ 15